Events Occurring After the Reporting Period - Additional Information (Details)	1 Months Ended
May 31, 2021
Hercules Capital, Inc. | Loan and Security Agreement | Floating Interest Rate
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Interest only period extended date	Oct. 01, 2021